Additional information on operating expenses by nature	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Additional information on operating expenses by nature
10.	Additional information on operating expenses by nature
Depreciation, amortization and impairment charges are included in the following line items of the 2019 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use asset	Impairment of goodwill
Cost of sales	2 751	86	11	—
Distribution expenses	155	4	191	—
Sales and marketing expenses	379	247	160	—
Administrative expenses	277	290	98	—
Other operating expenses	8	—	—	—
Depreciation, amortization and impairment	3 570	627	460	—
Depreciation, amortization and impairment charges are included in the following line items of the 2018 restated consolidated income statement
:

Million US dollar (restated)	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use asset	Impairment of goodwill
Cost of sales	2 807	67	—	—
Distribution expenses	166	3	186	—
Sales and marketing expenses	414	165	153	—
Administrative expenses	285	254	116	—
Other operating expenses	8	—	—	—
Depreciation, amortization and impairment	3 680	489	455	—

Depreciation, amortization and impairment charges are included in the following line items of the 2017 restated consolidated income statement:

Million US dollar (restated)	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use asset	Impairment of goodwill
Cost of sales	2 791	40	—	—
Distribution expenses	197	4	171	—
Sales and marketing expenses	416	196	137	—
Administrative expenses	335	245	83	—
Other operating expenses	4	—	—	—
Exceptional items	—	—	—	6
Depreciation, amortization and impairment	3 743	485	391	6
The depreciation, amortization and impairment of property, plant and equipment included a full-cost reallocation of 5m US dollar in 2019 from the aggregate depreciation, amortization and impairment expense to cost of goods sold (2018: 1m US dollar; 2017: nil).